UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, LP
           --------------------------------------------------
Address:   100 Wilshire Blvd., Suite 1830
           --------------------------------------------------
           Santa Monica, CA  90401
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Christopher T. Winkler       Santa Monica, CA             5/14/03
       --------------------------     ----------------------------  ----------
             [Signature]                    [City, State]             [Date]


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     2
                                               -------------

Form 13F Information Table Entry Total:                49
                                               -------------

Form 13F Information Table Value Total:             $138,871
                                               -------------
                                               (in thousands)


List of Other Included Managers:
1. Ivory Opportunity Advisors, LLC
2. Ivory Capital Advisors, LLC
3.
4.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number                   Name


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                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ---------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS     SOLE
AMERICREDIT CORP       COMMON      03060R101   3,962      1,200,600      SOLE      1,2         1,200,600
BALLY TOTAL FITNESS
HOLDINGS               COMMON      05873K108   1,614        318,400      SOLE      1,2           318,400
BEARINGPOINT, INC.     COMMON      074002106   3,185        500,000      SOLE      1,2           500,000
BROADCOM CORP          COMMON      111320107     618         50,000      SOLE      1,2            50,000
CENDANT CORP           COMMON      151313103   6,350        500,000      SOLE      1,2           500,000
CIRCUIT CITY GROUP     COMMON      172737108   1,560        300,000      SOLE      1,2           300,000
COGNIZANT TECHNOLOGY
SOL                    COMMON      192446102   6,731        100,000      SOLE      1,2           100,000
CONCORD EFS, INC.      COMMON      206197105     940        100,000      SOLE      1,2           100,000
CORVIS CORP            COMMON      221009103   1,950      3,000,000      SOLE      1,2         3,000,000
DOLLAR GENERAL CORP    COMMON      256669102   4,884        400,000      SOLE      1,2           400,000
EMCOR GROUP, INC.      COMMON      29084Q100   6,031        125,000      SOLE      1,2           125,000
FOOT LOCKER INC        COMMON      344849104   2,140        200,000      SOLE      1,2           200,000
GEMSTAR-TV GUIDE
INTERNAT               COMMON      36866W106   3,302        900,000      SOLE      1,2           900,000
GENERAL MOTORS CORP
CL H                   COMMON      370442832   2,800        250,000      SOLE      1,2           250,000
HEALTH NET, INC.       COMMON      42222G108     171          6,400      SOLE      1,2             6,400
HOME DEPOT, INC        COMMON      437076102   6,090        250,000      SOLE      1,2           250,000
INSTINET GROUP INC     COMMON      457750107   4,019      1,145,000      SOLE      1,2         1,145,000
LIBERTY MEDIA CORP     COMMON      530718105   3,892        400,000      SOLE      1,2           400,000
MCDONALD'S CORP        COMMON      580135101   1,446        100,000      SOLE      1,2           100,000
MICRON TECHNOLOGY
INC                    COMMON      595112103   1,628        200,000      SOLE      1,2           200,000
MOORE CORPORATION LTD. COMMON      615785102   5,235        500,000      SOLE      1,2           500,000
OMNIVISION
TECHNOLOGIES           COMMON      682128103   1,036         50,000      SOLE      1,2            50,000
OPTIMAL ROBOTICS CORP. COMMON      68388R208     441         76,500      SOLE      1,2            76,500
OVERTURE SERVICES,
INC.                   COMMON      69039R100   4,551        300,000      SOLE      1,2           300,000
PHILIP MORRIS
COMPANIES              COMMON      02209S103  20,972        700,000      SOLE      1,2           700,000
RELIANT RESOURCES INC  COMMON      75952B105   1,068        300,000      SOLE      1,2           300,000
RESEARCH IN MOTION
LTD NEW                COMMON      760975102   2,612        200,000      SOLE      1,2           200,000
STAGE STORES, INC.     COMMON      85254C305   2,035         96,100      SOLE      1,2            96,100
TENET HEALTHCARE
CORP.                  COMMON      88033G100   8,350        500,000      SOLE      1,2           500,000
TEREX CORPORATION      COMMON      880779103   4,944        400,000      SOLE      1,2           400,000
TYCO INTERNATIONAL
LTD NEW                COMMON      902124106   9,002        700,000      SOLE      1,2           700,000
XCEL ENERGY INC.       COMMON      98389B100   5,124        400,000      SOLE      1,2           400,000
BP PLC (ADR)           COMMON      055622104     772         20,000      SOLE      1,2            20,000
C-COR.NET CORPORATION  COMMON      125010108     620        188,100      SOLE      1,2           188,100
CARDIAC SCIENCE, INC.  COMMON      141410209     912        400,000      SOLE      1,2           400,000
CMS ENERGY
CORPORATION            COMMON      125896100     573        130,000      SOLE      1,2           130,000
COMMERCIAL METALS
COMPANY                COMMON      201723103   1,046         75,000      SOLE      1,2            75,000
CYSIVE INC             COMMON      23281T108     516        200,000      SOLE      1,2           200,000
E*TRADE GROUP, INC     COMMON      269246104     842        200,000      SOLE      1,2           200,000
ESG RE LTD             COMMON      G31215109      62        415,000      SOLE      1,2           415,000
FEDERATED
DEPARTMENT STR.        COMMON      31410H101     841         30,000      SOLE      1,2            30,000
GUILFORD
PHARMACEUTICALS        COMMON      401829106     222         60,000      SOLE      1,2            60,000
KENNETH COLE
PRODUCTIONS            COMMON      193294105     548         25,000      SOLE      1,2            25,000
MCDONALD'S
CORPORATION            COMMON      580135101     723         50,000      SOLE      1,2            50,000
OVERTURE SERVICES,
INC.                   COMMON      69039R100     379         25,000      SOLE      1,2            25,000
PMA CAPITAL
CORPORATION            COMMON      693419202     677        100,000      SOLE      1,2           100,000
SANMINA CORP           COMMON      800907107     606        150,000      SOLE      1,2           150,000
TEXAS GENCO HOLDINGS,
INC                    COMMON      882443104     696         40,000      SOLE      1,2            40,000
VALUECLICK, INC.       COMMON      92046N102     152         50,000      SOLE      1,2            50,000

         49 TOTAL DATA RECORDS               138,871

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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